Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN GREATER CHINA 97 FUND INC
Prospectus Date	rr_ProspectusDate	Nov. 01, 2011
AllianceBernstein Greater China 97 Fund | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.23%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.74%
Total Other Expenses	rr_OtherExpensesOverAssets	0.97%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.02%
After 1 Year	rr_ExpenseExampleYear01	621
After 3 Years	rr_ExpenseExampleYear03	1,032
After 5 Years	rr_ExpenseExampleYear05	1,467
After 10 Years	rr_ExpenseExampleYear10	2,673
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	621
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,032
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,467
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,673
Annual Return 2001	rr_AnnualReturn2001	(11.93%)
Annual Return 2002	rr_AnnualReturn2002	(15.22%)
Annual Return 2003	rr_AnnualReturn2003	81.12%
Annual Return 2004	rr_AnnualReturn2004	3.74%
Annual Return 2005	rr_AnnualReturn2005	5.14%
Annual Return 2006	rr_AnnualReturn2006	65.53%
Annual Return 2007	rr_AnnualReturn2007	50.30%
Annual Return 2008	rr_AnnualReturn2008	(55.27%)
Annual Return 2009	rr_AnnualReturn2009	57.94%
Annual Return 2010	rr_AnnualReturn2010	11.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(30.69%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.31%)
1 YEAR	rr_AverageAnnualReturnYear01	6.31%	[1]
5 YEARS	rr_AverageAnnualReturnYear05	13.31%	[1]
10 YEARS	rr_AverageAnnualReturnYear10	10.67%	[1]
AllianceBernstein Greater China 97 Fund | CLASS A SHARES | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	5.60%	[1]
5 YEARS	rr_AverageAnnualReturnYear05	11.62%	[1]
10 YEARS	rr_AverageAnnualReturnYear10	9.79%	[1]
AllianceBernstein Greater China 97 Fund | CLASS A SHARES | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	5.04%	[1]
5 YEARS	rr_AverageAnnualReturnYear05	11.26%	[1]
10 YEARS	rr_AverageAnnualReturnYear10	9.31%	[1]
AllianceBernstein Greater China 97 Fund | CLASS B SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[2]
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.27%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.74%
Total Other Expenses	rr_OtherExpensesOverAssets	1.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.76%
After 1 Year	rr_ExpenseExampleYear01	679
After 3 Years	rr_ExpenseExampleYear03	1,056
After 5 Years	rr_ExpenseExampleYear05	1,459
After 10 Years	rr_ExpenseExampleYear10	2,913
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	279
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	856
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,459
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,913
1 YEAR	rr_AverageAnnualReturnYear01	6.26%
5 YEARS	rr_AverageAnnualReturnYear05	13.49%
10 YEARS	rr_AverageAnnualReturnYear10	10.51%
AllianceBernstein Greater China 97 Fund | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.24%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.75%
Total Other Expenses	rr_OtherExpensesOverAssets	0.99%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.74%
After 1 Year	rr_ExpenseExampleYear01	377
After 3 Years	rr_ExpenseExampleYear03	850
After 5 Years	rr_ExpenseExampleYear05	1,450
After 10 Years	rr_ExpenseExampleYear10	3,070
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	277
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	850
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,450
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,070
1 YEAR	rr_AverageAnnualReturnYear01	9.29%
5 YEARS	rr_AverageAnnualReturnYear05	13.52%
10 YEARS	rr_AverageAnnualReturnYear10	10.35%
AllianceBernstein Greater China 97 Fund | ADVISOR CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.23%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.76%
Total Other Expenses	rr_OtherExpensesOverAssets	0.99%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%
After 1 Year	rr_ExpenseExampleYear01	177
After 3 Years	rr_ExpenseExampleYear03	548
After 5 Years	rr_ExpenseExampleYear05	944
After 10 Years	rr_ExpenseExampleYear10	2,052
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	177
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	548
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	944
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,052
1 YEAR	rr_AverageAnnualReturnYear01	11.38%
5 YEARS	rr_AverageAnnualReturnYear05	14.64%
10 YEARS	rr_AverageAnnualReturnYear10	11.51%
AllianceBernstein Greater China 97 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN GREATER CHINA '97 FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is long-term capital appreciation through investment of at least 80% of its total assets in equity securities of Greater China companies.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds--Sales Charge Reduction Programs on page 50 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs on page 113 of the Funds' SAI.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 78% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	78.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares at the end of period:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80%, and normally substantially all, of its net assets in equity securities of Greater China companies, which are companies in China, Hong Kong, and Taiwan. Of these countries, the Fund expects to invest a significant portion of its assets, which may be greater than 50%, in Hong Kong companies and may invest all of its assets in Hong Kong companies or companies of either of the other Greater China countries. The Fund also may invest in convertible securities and equity-linked debt securities issued or guaranteed by Greater China companies or Greater China Governments, their agencies, or instrumentalities. As of July 31, 2011, the Fund had approximately 53% of its net assets invested in securities of China companies, 25.2% of its net assets in Taiwan companies and 16.8% of its net assets in Hong Kong companies.

In addition to investing in equity securities of Greater China companies, the Fund may invest up to 20% of its total assets in (i) debt securities issued or guaranteed by Greater China companies or by Greater China Governments, their agencies or instrumentalities and (ii) equity or debt securities issued by issuers other than Greater China companies. The Fund may invest in short- or long-term fixed income securities and will invest only in investment grade securities.

The Adviser's emerging markets growth analysts use proprietary research to seek to identify companies or industries that other investors have underestimated, overlooked or ignored--some hidden earnings driver (including, but not limited to, reduced competition, market share gain, better margin trend, increased customer base, or similar factors) that causes the company to grow faster than market forecasts. The Greater China investment team is responsible for the construction of the portfolio. The investment team uses proprietary quantitative tools in addition to fundamental research to further assess portfolio candidates based on factors including earnings per share change, consensus earnings revisions, price momentum and valuation. The Fund normally invests in approximately 45-65 companies.

Currencies can have a dramatic impact on equity returns, significantly adding to returns in some years and greatly diminishing them in others. Currency and equity positions are evaluated separately. The Adviser may seek to hedge the currency exposure resulting from securities positions when it finds the currency exposure unattractive. To hedge all or a portion of its currency risk, the Fund may from time to time invest in currency-related derivatives, including forward currency exchange contracts, futures, options on futures, swaps and options. The Adviser may also seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

.  MARKET RISK: The value of the Fund's assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth, may underperform the market generally.

.  FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

.  EMERGING MARKET RISK: Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

.  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Fund's investments or reduce its returns.

.  COUNTRY OR GEOGRAPHIC RISK: Investments in issuers located in a particular country or geographic region may have more risk because of particular market factors affecting that country or region, including political instability or unpredictable economic conditions. Risks of investments in securities of Chinese companies include the volatility of the Chinese stock market, heavy dependence on exports, which may decrease, sometimes significantly, when the world economy weakens, and the continuing importance of the role of the Chinese Government, which may take actions that affect economic and market practices. Risks of investments in Hong Kong companies include heavy reliance on the U.S. economy and other regional economies, particularly the Chinese economy, which makes these investments vulnerable to changes in these economies. Investments in Taiwanese companies are subject to the risk that the continuing issue of Taiwan's sovereignty, which is disputed by China, could have an adverse effect on Taiwan's economy. In addition, like China, Taiwan's economy is export-driven and vulnerable to global economic downturns.

.  FOCUSED PORTFOLIO RISK: Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's NAV.

.  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

.  MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:

.  how the Fund's performance changed from year to year over ten years; and

.  how the Fund's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information on the Fund's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

.  how the Fund's performance changed from year to year over ten years; and

.  how the Fund's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2011, the year-to-date unannualized return for Class A shares was -30.69%.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the Fund's: BEST QUARTER WAS UP 29.21%, 2ND QUARTER, 2009; AND WORST QUARTER WAS DOWN -28.31%, 3RD QUARTER, 2001.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS(For the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns: -Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these classes have different expense ratios;
AllianceBernstein Greater China 97 Fund | MSCI Golden Dragon Index (Gross) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	13.60%
5 YEARS	rr_AverageAnnualReturnYear05	13.09%
10 YEARS	rr_AverageAnnualReturnYear10	9.53%
AllianceBernstein Greater China 97 Fund | MSCI Golden Dragon Index (Net) (reflects a deduction for non-U.S. withholding taxes on dividends but no other deduction)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	13.24%
5 YEARS	rr_AverageAnnualReturnYear05	12.75%
10 YEARS	rr_AverageAnnualReturnYear10

[1]	After-tax returns: -Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these classes have different expense ratios; -Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Class B shares automatically convert to Class A shares after eight years. The contingent deferred sales charge, or CDSC, decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[3]	For Class C shares, the CDSC is 0% after the first year.